General Information	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
General Information	General Information
Business Activities and the Company
MorphoSys AG ("the Company" or "MorphoSys") is a biopharmaceutical company dedicated to development and commercialization of therapeutics for patients suffering from various cancers. The Company has a proprietary portfolio of compounds and a pipeline of compounds developed with partners from the pharmaceutical and biotechnology industry. MorphoSys was founded as a German limited liability company in July 1992. In June 1998, MorphoSys became a German stock corporation. In March 1999, the Company completed its initial public offering on Germany’s "Neuer Markt": the segment of the Deutsche Börse designated, at that time, for high-growth companies. On January 15, 2003, MorphoSys AG was admitted to the Prime Standard segment of the Frankfurt Stock Exchange. On April 18, 2018, MorphoSys completed an IPO on the Nasdaq Global Market through the issue of American Depositary Shares (ADS). Each ADS represents 1/4 of a MorphoSys ordinary share. MorphoSys AG’s registered office is located in Planegg (district of Munich), and the registered business address is Semmelweisstrasse 7, 82152 Planegg, Germany. The MorphoSys AG consolidated and separate financial statements can be viewed at this address. The Company is registered in the Commercial Register B of the District Court of Munich under the number HRB 121023.